UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09013

Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	June 30, 2008

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 159.9% (1)

Principal Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 3.1%
		ACTS Aero Technical Support & Service, Inc.
375,547		Term Loan, 7.31%, Maturing October 5, 2014	$319,215
		Colt Defense, LLC
493,194		Term Loan, 5.94%, Maturing July 9, 2014	456,205
		DAE Aviation Holdings, Inc.
222,606		Term Loan, 6.64%, Maturing July 31, 2014	215,233
221,111		Term Loan, 6.99%, Maturing July 31, 2014	213,787
		Evergreen International Aviation
949,843		Term Loan, 7.75%, Maturing October 31, 2011	883,354
		Hawker Beechcraft Acquisition
1,532,061		Term Loan, 4.70%, Maturing March 26, 2014	1,432,716
89,281		Term Loan, 6.83%, Maturing March 26, 2014	83,492
		Hexcel Corp.
252,581		Term Loan, 5.05%, Maturing March 1, 2012	245,003
		IAP Worldwide Services, Inc.
513,188		Term Loan, 9.00%, Maturing December 30, 2012	430,436
		Spirit AeroSystems, Inc.
624,501		Term Loan, 5.68%, Maturing December 31, 2011	585,470
		TransDigm, Inc.
1,375,000		Term Loan, 4.66%, Maturing June 23, 2013	1,293,645
		Vought Aircraft Industries, Inc.
1,100,282		Term Loan, 7.09%, Maturing December 17, 2011	1,011,801
		Wesco Aircraft Hardware Corp.
972,500		Term Loan, 4.95%, Maturing September 29, 2013	911,313
			$8,081,670
Air Transport — 1.2%
		Airport Development and Investment, Ltd.
GBP	986,070	Term Loan, 9.64%, Maturing April 7, 2011	$1,602,148
		Delta Air Lines, Inc.
645,125		Term Loan, 8.08%, Maturing April 30, 2014	515,132
		Northwest Airlines, Inc.
1,138,500		DIP Loan, 4.87%, Maturing August 21, 2008	917,631
			$3,034,911
Automotive — 4.9%
		Accuride Corp.
862,448		Term Loan, 6.41%, Maturing January 31, 2012	$802,076
		Adesa, Inc.
2,208,313		Term Loan, 4.95%, Maturing October 18, 2013	1,973,127
		Affina Group, Inc.
284,032		Term Loan, 6.24%, Maturing November 30, 2011	258,469
		Allison Transmission, Inc.
1,592,000		Term Loan, 5.75%, Maturing September 30, 2014	1,403,235
		AxleTech International Holding, Inc.
925,000		Term Loan, 11.23%, Maturing April 21, 2013	855,625
		CSA Acquisition Corp.
178,553		Term Loan, 5.25%, Maturing December 23, 2011	162,260
446,207		Term Loan, 5.25%, Maturing December 23, 2011	405,491
		Dayco Products, LLC
949,862		Term Loan, 7.35%, Maturing June 21, 2011	764,639
		Ford Motor Co.
938,125		Term Loan, 5.80%, Maturing December 15, 2013	771,168
		General Motors Corp.
1,762,231		Term Loan, 7.06%, Maturing November 29, 2013	1,573,066
		Goodyear Tire & Rubber Co.
1,300,000		Term Loan, 6.43%, Maturing April 30, 2010	1,176,500

		HLI Operating Co., Inc.
EUR	21,818	Term Loan, 7.01%, Maturing May 30, 2014	$30,596
EUR	375,345	Term Loan, 7.32%, Maturing May 30, 2014	524,870
		Keystone Automotive Operations, Inc.
469,063		Term Loan, 6.78%, Maturing January 12, 2012	370,559
		LKQ Corp.
522,981		Term Loan, 5.12%, Maturing October 12, 2014	512,522
		TriMas Corp.
126,563		Term Loan, 5.39%, Maturing August 2, 2011	108,844
540,211		Term Loan, 5.49%, Maturing August 2, 2013	464,581
		United Components, Inc.
590,152		Term Loan, 5.14%, Maturing June 30, 2010	538,513
			$12,696,141
Beverage and Tobacco — 0.6%
		Constellation Brands, Inc.
720,000		Term Loan, 4.91%, Maturing June 5, 2013	$688,500
		Culligan International Co.
EUR	500,000	Term Loan, 9.06%, Maturing May 31, 2013	451,597
495,000		Term Loan, 4.95%, Maturing November 24, 2014	382,387
			$1,522,484
Brokers, Dealers and Investment Houses — 0.4%
		AmeriTrade Holding Corp.
1,025,427		Term Loan, 4.21%, Maturing December 31, 2012	$969,812
			$969,812
Building and Development — 6.7%
		AIMCO Properties, L.P.
2,050,000		Term Loan, 4.20%, Maturing March 23, 2011	$1,856,531
		Beacon Sales Acquisition, Inc.
369,375		Term Loan, 6.52%, Maturing September 30, 2013	315,816
		Brickman Group Holdings, Inc.
792,000		Term Loan, 4.70%, Maturing January 23, 2014	712,800
		Building Materials Corp. of America
740,672		Term Loan, 6.69%, Maturing February 22, 2014	595,182
		Capital Automotive (REIT)
674,441		Term Loan, 4.87%, Maturing December 16, 2010	633,447
		Epco/Fantome, LLC
759,000		Term Loan, 5.33%, Maturing November 23, 2010	650,046
		Hovstone Holdings, LLC
393,000		Term Loan, 7.42%, Maturing February 28, 2009	326,426
		LNR Property Corp.
1,320,000		Term Loan, 6.36%, Maturing July 3, 2011	1,040,600
		Metroflag BP, LLC
300,000		Term Loan, 11.56%, Maturing July 1, 2008	247,500
		Mueller Water Products, Inc.
702,732		Term Loan, 4.86%, Maturing May 24, 2014	642,121
		Nortek, Inc.
916,750		Term Loan, 5.35%, Maturing August 27, 2011	794,517
		November 2005 Land Investors
152,860		Term Loan, 6.70%, Maturing May 9, 2011	114,645
		Panolam Industries Holdings, Inc.
662,910		Term Loan, 5.44%, Maturing September 30, 2012	563,473
		PLY GEM Industries, Inc.
978,198		Term Loan, 5.45%, Maturing August 15, 2011	836,709
30,596		Term Loan, 5.45%, Maturing August 15, 2011	26,171
		Re/Max International, Inc.
494,444		Term Loan, 7.75%, Maturing December 17, 2012	412,861
496,429		Term Loan, 11.75%, Maturing December 17, 2012	414,518
		Realogy Corp.
473,694		Term Loan, 6.14%, Maturing September 1, 2014	385,567
1,759,431		Term Loan, 7.51%, Maturing September 1, 2014	1,432,103
		South Edge, LLC
421,875		Term Loan, 7.50%, Maturing October 31, 2009	244,687

		Stile Acquisition Corp.
559,381		Term Loan, 5.18%, Maturing April 6, 2013	$482,078
		Stile U.S. Acquisition Corp.
560,337		Term Loan, 5.18%, Maturing April 6, 2013	482,902
		Tousa/Kolter, LLC
695,600		Term Loan, 6.25%, Maturing March 31, 2031	389,953
		TRU 2005 RE Holding Co.
2,200,000		Term Loan, 6.12%, Maturing December 9, 2008	1,981,100
		United Subcontractors, Inc.
450,000		Term Loan, 12.21%, Maturing June 27, 2013 (2)	225,000
		Wintergames Acquisition ULC
1,395,311		Term Loan, 5.97%, Maturing April 24, 2008	1,353,451
			$17,160,204
Business Equipment and Services — 11.5%
		ACCO Brands Corp.
215,250		Term Loan, 4.92%, Maturing August 17, 2012	$205,564
		Activant Solutions, Inc.
372,359		Term Loan, 6.70%, Maturing May 1, 2013	323,487
		Acxiom Corp.
681,333		Term Loan, 5.68%, Maturing September 15, 2012	654,080
		Affiliated Computer Services
439,875		Term Loan, 4.65%, Maturing March 20, 2013	419,874
1,154,438		Term Loan, 4.82%, Maturing March 20, 2013	1,101,946
		Affinion Group, Inc.
1,385,810		Term Loan, 5.55%, Maturing October 17, 2012	1,284,184
		Allied Security Holdings, LLC
661,251		Term Loan, 5.71%, Maturing June 30, 2010	618,270
		DynCorp International, LLC
571,712		Term Loan, 4.63%, Maturing February 11, 2011	537,409
		Education Management, LLC
2,028,604		Term Loan, 4.50%, Maturing June 1, 2013	1,769,957
		Info USA, Inc.
317,728		Term Loan, 4.70%, Maturing February 14, 2012	301,842
		iPayment, Inc.
483,981		Term Loan, 4.72%, Maturing May 10, 2013	408,964
		ista International GmbH
EUR	563,126	Term Loan, 6.77%, Maturing May 14, 2015	701,200
EUR	111,874	Term Loan, 6.77%, Maturing May 14, 2015	139,305
		Kronos, Inc.
591,214		Term Loan, 4.95%, Maturing June 11, 2014	480,362
		Language Line, Inc.
401,379		Term Loan, 5.95%, Maturing June 11, 2011	369,268
		Mitchell International, Inc.
500,000		Term Loan, 7.94%, Maturing March 28, 2015	420,000
		N.E.W. Holdings I, LLC
1,040,075		Term Loan, 6.03%, Maturing May 22, 2014	834,660
		Protection One, Inc.
1,221,407		Term Loan, 5.15%, Maturing March 31, 2012	1,056,517
		Quantum Corp.
212,500		Term Loan, 6.20%, Maturing July 12, 2014	192,312
		Quintiles Transnational Corp.
900,000		Term Loan, 6.70%, Maturing March 31, 2014	814,500
		Sabre, Inc.
2,642,040		Term Loan, 5.24%, Maturing September 30, 2014	2,175,720
		Serena Software, Inc.
723,768		Term Loan, 7.18%, Maturing March 10, 2013	644,154
		Sitel (Client Logic)
535,403		Term Loan, 5.14%, Maturing January 29, 2014	431,000
EUR	973,203	Term Loan, 7.23%, Maturing January 29, 2014	1,218,251
		Solera Holdings, LLC
EUR	435,901	Term Loan, 6.63%, Maturing May 15, 2014	631,998
		SunGard Data Systems, Inc.
6,840,592		Term Loan, 4.88%, Maturing February 11, 2013	6,367,969

		TDS Investor Corp.
144,986		Term Loan, 4.95%, Maturing August 23, 2013	$127,070
722,578		Term Loan, 4.95%, Maturing August 23, 2013	633,288
EUR	527,114	Term Loan, 6.98%, Maturing August 23, 2013	713,433
		Transaction Network Services, Inc.
346,617		Term Loan, 5.06%, Maturing May 4, 2012	315,421
		Valassis Communications, Inc.
119,039		Term Loan, 0.00%, Maturing March 2, 2014 (3)	110,706
606,319		Term Loan, 4.45%, Maturing March 2, 2014	563,877
		VWR International, Inc.
875,000		Term Loan, 5.20%, Maturing June 28, 2013	742,656
		WAM Acquisition, S.A.
EUR	153,716	Term Loan, 6.96%, Maturing May 4, 2014	209,025
EUR	96,284	Term Loan, 6.96%, Maturing May 4, 2014	130,927
EUR	153,716	Term Loan, 7.21%, Maturing May 4, 2015	210,161
EUR	96,284	Term Loan, 7.21%, Maturing May 4, 2015	131,639
		West Corp.
1,802,233		Term Loan, 5.55%, Maturing October 24, 2013	1,566,442
			$29,557,438
Cable and Satellite Television — 10.9%
		Atlantic Broadband Finance, LLC
1,740,400		Term Loan, 4.95%, Maturing February 10, 2011	$1,566,360
		Bragg Communications, Inc.
1,194,000		Term Loan, 5.59%, Maturing August 31, 2014	1,173,105
		Bresnan Broadband Holdings, LLC
1,500,000		Term Loan, 5.93%, Maturing March 29, 2014	1,341,750
650,000		Term Loan, 7.47%, Maturing March 29, 2014	585,000
		Cequel Communications, LLC
875,000		Term Loan, 7.74%, Maturing May 5, 2014	667,734
1,885,689		Term Loan, 9.24%, Maturing May 5, 2014	1,425,581
		Charter Communications Operating, Inc.
6,109,362		Term Loan, 5.26%, Maturing April 28, 2013	5,176,414
		CSC Holdings, Inc.
1,568,000		Term Loan, 4.75%, Maturing March 29, 2013	1,469,246
		CW Media Holdings, Inc.
323,375		Term Loan, 5.95%, Maturing February 15, 2015	303,972
		Insight Midwest Holdings, LLC
1,940,625		Term Loan, 6.73%, Maturing April 6, 2014	1,775,672
		Mediacom Broadband Group
824,749		Term Loan, 4.57%, Maturing January 31, 2015	715,175
		Mediacom Illinois, LLC
1,950,313		Term Loan, 4.57%, Maturing January 31, 2015	1,697,585
		NTL Investment Holdings, Ltd.
1,355,140		Term Loan, 6.06%, Maturing March 30, 2012	1,198,170
GBP	331,461	Term Loan, 7.68%, Maturing March 30, 2012	574,372
GBP	168,539	Term Loan, 7.68%, Maturing March 30, 2012	292,054
		Orion Cable GmbH
EUR	450,000	Term Loan, 7.44%, Maturing October 31, 2014	665,313
EUR	450,000	Term Loan, 7.64%, Maturing October 31, 2015	668,482
		ProSiebenSat.1 Media AG
EUR	858,000	Term Loan, 7.02%, Maturing March 2, 2015	992,953
EUR	11,076	Term Loan, 6.25%, Maturing June 26, 2015	14,556
EUR	272,924	Term Loan, 6.25%, Maturing June 26, 2015	358,673
EUR	858,000	Term Loan, 7.02%, Maturing March 2, 2016	998,780
EUR	300,000	Term Loan, 8.15%, Maturing September 2, 2016	291,756
EUR	203,006	Term Loan, 7.90%, Maturing March 2, 2017	196,422
		UPC Broadband Holding B.V.
3,050,000		Term Loan, 4.87%, Maturing December 31, 2014	2,722,125
		YPSO Holding SA
EUR	1,000,000	Term Loan, 7.10%, Maturing July 28, 2015	1,183,885
			$28,055,135
Chemicals and Plastics — 10.2%
		Brenntag Holding GmbH and Co. KG
196,364		Term Loan, 5.79%, Maturing December 23, 2013	$170,714
803,636		Term Loan, 5.79%, Maturing December 23, 2013	698,661

	600,000	Term Loan, 7.79%, Maturing December 23, 2015	$511,500
		Celanese Holdings, LLC
	2,257,938	Term Loan, 6.23%, Maturing April 2, 2014	2,111,172
		Cognis GmbH
EUR	401,639	Term Loan, 6.61%, Maturing September 15, 2013	537,950
EUR	98,361	Term Loan, 6.61%, Maturing September 15, 2013	131,743
		Foamex L.P.
	1,217,647	Term Loan, 7.29%, Maturing February 12, 2013	1,016,735
		Georgia Gulf Corp.
	423,225	Term Loan, 5.70%, Maturing October 3, 2013	385,928
		Hercules, Inc.
	325,000	Term Loan, 4.20%, Maturing October 8, 2010	306,719
		Hexion Specialty Chemicals, Inc.
	496,250	Term Loan, 5.00%, Maturing May 5, 2012	462,288
	517,689	Term Loan, 5.00%, Maturing May 5, 2013	482,260
	2,389,219	Term Loan, 7.00%, Maturing May 5, 2013	2,225,708
		Huish Detergents, Inc.
	496,250	Term Loan, 4.70%, Maturing April 26, 2014	416,643
		INEOS Group
	1,347,500	Term Loan, 4.88%, Maturing December 14, 2013	1,241,806
	1,347,500	Term Loan, 5.38%, Maturing December 14, 2014	1,241,806
		Innophos, Inc.
	296,727	Term Loan, 4.70%, Maturing August 10, 2010	281,149
		Invista B.V.
	1,392,956	Term Loan, 4.20%, Maturing April 29, 2011	1,330,273
	738,365	Term Loan, 4.20%, Maturing April 29, 2011	705,139
		ISP Chemco, Inc.
	1,389,500	Term Loan, 4.83%, Maturing June 4, 2014	1,266,761
		Kleopatra
	450,000	Term Loan, 7.04%, Maturing January 3, 2016	324,000
EUR	300,000	Term Loan, 7.12%, Maturing January 3, 2016	342,942
		Kranton Polymers, LLC
	1,280,580	Term Loan, 6.75%, Maturing May 12, 2013	1,104,500
		Lucite International Group Holdings
	327,375	Term Loan, 5.50%, Maturing July 7, 2013	277,860
	115,918	Term Loan, 5.50%, Maturing July 7, 2013	98,385
		MacDermid, Inc.
EUR	416,021	Term Loan, 6.98%, Maturing April 12, 2014	527,365
		Millenium Inorganic Chemicals
	199,500	Term Loan, 4.95%, Maturing April 30, 2014	165,585
	500,000	Term Loan, 8.45%, Maturing October 31, 2014	335,000
		Momentive Performance Material
	1,123,503	Term Loan, 4.94%, Maturing December 4, 2013	994,300
		Mosaic Co.
	36,691	Term Loan, 4.50%, Maturing December 21, 2012	36,164
		Nalco Co.
	2,731,885	Term Loan, 5.26%, Maturing November 4, 2010	2,666,028
		Propex Fabrics, Inc.
	410,892	Term Loan, 9.24%, Maturing July 31, 2012	281,242
		Rockwood Specialties Group, Inc.
	2,264,950	Term Loan, 4.74%, Maturing December 10, 2012	2,152,332
		Solo Cup Co.
	836,361	Term Loan, 6.35%, Maturing February 27, 2011	781,998
		Wellman, Inc.
	900,000	Term Loan, 7.24%, Maturing February 10, 2009	649,125
			$26,261,781
Clothing/Textiles — 0.9%
		Hanesbrands, Inc.
	697,321	Term Loan, 4.89%, Maturing September 5, 2013	$671,172
	450,000	Term Loan, 6.99%, Maturing March 5, 2014	436,031
		St. John Knits International, Inc.
	613,973	Term Loan, 5.68%, Maturing March 23, 2012	543,366
		The William Carter Co.
	733,326	Term Loan, 4.59%, Maturing July 14, 2012	683,215
			$2,333,784

Conglomerates — 4.6%
		Amsted Industries, Inc.
923,877		Term Loan, 6.05%, Maturing October 15, 2010	$882,302
		Blount, Inc.
281,091		Term Loan, 4.87%, Maturing August 9, 2010	261,414
		Doncasters (Dunde HoldCo 4 Ltd.)
227,244		Term Loan, 5.36%, Maturing July 13, 2015	189,559
227,244		Term Loan, 5.86%, Maturing July 13, 2015	189,938
EUR	417,379	Term Loan, 8.80%, Maturing January 13, 2016	535,700
		GenTek, Inc.
268,240		Term Loan, 5.79%, Maturing February 25, 2011	248,793
		ISS Holdings A/S
EUR	122,807	Term Loan, 6.65%, Maturing December 31, 2013	169,662
EUR	877,193	Term Loan, 6.65%, Maturing December 31, 2013	1,211,868
		Jarden Corp.
1,163,002		Term Loan, 4.45%, Maturing January 24, 2012	1,081,753
819,132		Term Loan, 4.45%, Maturing January 24, 2012	761,907
		Johnson Diversey, Inc.
862,605		Term Loan, 5.11%, Maturing December 16, 2011	816,240
		Polymer Group, Inc.
1,260,939		Term Loan, 4.92%, Maturing November 22, 2012	1,078,103
		RBS Global, Inc.
740,625		Term Loan, 5.33%, Maturing July 19, 2013	675,820
677,459		Term Loan, 6.38%, Maturing July 19, 2013	618,181
		RGIS Holdings, LLC
108,762		Term Loan, 5.20%, Maturing April 30, 2014	88,459
2,175,232		Term Loan, 5.47%, Maturing April 30, 2014	1,769,188
		US Investigations Services, Inc.
1,019,862		Term Loan, 5.60%, Maturing February 21, 2015	859,234
		Vertrue, Inc.
472,625		Term Loan, 5.70%, Maturing August 16, 2014	425,362
			$11,863,483
Containers and Glass Products — 4.4%
		Berry Plastics Corp.
990,000		Term Loan, 5.10%, Maturing April 3, 2015	$846,037
		Consolidated Container Co.
500,000		Term Loan, 8.61%, Maturing September 28, 2014	277,500
		Crown Americas, Inc.
343,000		Term Loan, 4.82%, Maturing November 15, 2012	325,850
		Graham Packaging Holdings Co.
2,252,250		Term Loan, 5.96%, Maturing October 7, 2011	2,067,065
		Graphic Packaging International, Inc.
500,000		Term Loan, Maturing May 16, 2014 (4)	455,000
2,943,839		Term Loan, 6.03%, Maturing May 16, 2014	2,629,419
		JSG Acquisitions
990,000		Term Loan, 6.50%, Maturing December 31, 2013	862,537
990,000		Term Loan, 6.75%, Maturing December 13, 2014	865,012
		Kranson Industries, Inc.
444,088		Term Loan, 4.93%, Maturing July 31, 2013	406,341
		Owens-Brockway Glass Container
837,813		Term Loan, 4.10%, Maturing June 14, 2013	794,525
		Smurfit-Stone Container Corp.
377,453		Term Loan, 4.69%, Maturing November 1, 2011	360,043
346,145		Term Loan, 5.13%, Maturing November 1, 2011	330,179
423,211		Term Loan, 5.13%, Maturing November 1, 2011	403,690
828,252		Term Loan, 5.13%, Maturing November 1, 2011	790,049
			$11,413,247
Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
400,000		Term Loan, 8.91%, Maturing July 31, 2014	$350,000
		Bausch & Lomb, Inc.
239,400		Term Loan, 5.95%, Maturing April 30, 2015	233,007
60,000		Term Loan, 5.95%, Maturing April 30, 2015 (3)	58,398

		KIK Custom Products, Inc.
525,000		Term Loan, 7.61%, Maturing November 30, 2014	$180,250
		Prestige Brands, Inc.
723,106		Term Loan, 6.97%, Maturing April 7, 2011	683,335
			$1,504,990
Drugs — 1.7%
		Graceway Pharmaceuticals, LLC
457,455		Term Loan, 5.43%, Maturing May 3, 2012	$397,986
500,000		Term Loan, 9.20%, Maturing May 3, 2013	413,750
150,000		Term Loan, 10.95%, Maturing November 3, 2013	126,000
		Pharmaceutical Holdings Corp.
246,446		Term Loan, 5.93%, Maturing January 30, 2012	234,124
		Stiefel Laboratories, Inc.
641,954		Term Loan, 6.69%, Maturing December 28, 2013	595,413
839,296		Term Loan, 6.69%, Maturing December 28, 2013	778,447
		Warner Chilcott Corp.
466,016		Term Loan, 4.70%, Maturing January 18, 2012	432,618
1,354,887		Term Loan, 4.83%, Maturing January 18, 2012	1,257,787
			$4,236,125
Ecological Services and Equipment — 2.0%
		Allied Waste Industries, Inc.
1,379,669		Term Loan, 4.33%, Maturing January 15, 2012	$1,306,546
829,561		Term Loan, 4.75%, Maturing January 15, 2012	785,594
		Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 6.87%, Maturing April 1, 2015	700,668
		EnergySolutions, LLC
6,431		Term Loan, 7.10%, Maturing June 7, 2013	5,981
		IESI Corp.
441,176		Term Loan, 6.14%, Maturing January 20, 2012	409,742
		Kemble Water Structure Ltd.
GBP	750,000	Term Loan, 9.74%, Maturing October 13, 2013	1,304,297
		Sensus Metering Systems, Inc.
639,663		Term Loan, 5.80%, Maturing December 17, 2010	575,697
44,125		Term Loan, 6.88%, Maturing December 17, 2010	39,712
			$5,128,237
Electronics/Electrical — 5.0%
		Aspect Software, Inc.
969,707		Term Loan, 5.63%, Maturing July 11, 2011	$896,979
950,000		Term Loan, 11.50%, Maturing July 11, 2013	817,000
		EnerSys Capital, Inc.
962,812		Term Loan, 4.74%, Maturing March 17, 2011	900,230
		FCI International S.A.S.
114,637		Term Loan, 6.85%, Maturing November 1, 2013	101,453
110,363		Term Loan, 6.85%, Maturing November 1, 2013	97,672
110,363		Term Loan, 6.85%, Maturing November 1, 2013	99,511
114,637		Term Loan, 6.85%, Maturing November 1, 2013	103,364
		Freescale Semiconductor, Inc.
2,295,938		Term Loan, 4.87%, Maturing December 1, 2013	1,942,154
		Infor Enterprise Solutions Holdings
1,407,846		Term Loan, 6.45%, Maturing July 28, 2012	1,256,503
734,529		Term Loan, 6.45%, Maturing July 28, 2012	655,567
250,000		Term Loan, 8.20%, Maturing March 2, 2014	184,375
91,667		Term Loan, 8.95%, Maturing March 2, 2014	67,604
158,333		Term Loan, 8.95%, Maturing March 2, 2014	116,771
		Network Solutions, LLC
390,747		Term Loan, 5.20%, Maturing March 7, 2014	316,505
		Open Solutions, Inc.
1,188,211		Term Loan, 5.85%, Maturing January 23, 2014	992,156
		Sensata Technologies Finance Co.
1,405,000		Term Loan, 5.06%, Maturing April 27, 2013	1,222,350
		Spectrum Brands, Inc.
32,388		Term Loan, 7.12%, Maturing March 30, 2013	28,947
643,015		Term Loan, 7.80%, Maturing March 30, 2013	574,695

		SS&C Technologies, Inc.
795,342		Term Loan, 4.70%, Maturing November 23, 2012	$723,761
		TTM Technologies, Inc.
140,625		Term Loan, 5.43%, Maturing October 27, 2012	132,891
		VeriFone, Inc.
385,688		Term Loan, 5.25%, Maturing October 31, 2013	358,689
		Vertafore, Inc.
990,037		Term Loan, 5.59%, Maturing January 31, 2012	920,735
450,000		Term Loan, 9.09%, Maturing January 31, 2013	399,375
			$12,909,287
Equipment Leasing — 1.2%
		AWAS Capital, Inc.
1,069,118		Term Loan, 8.63%, Maturing March 22, 2013	$924,787
		Maxim Crane Works, L.P.
472,625		Term Loan, 5.11%, Maturing June 29, 2014	408,821
		The Hertz Corp.
216,667		Term Loan, 4.35%, Maturing December 21, 2012	202,800
1,198,242		Term Loan, 4.43%, Maturing December 21, 2012	1,121,555
		United Rentals, Inc.
362,393		Term Loan, 5.10%, Maturing February 14, 2011	348,199
153,233		Term Loan, 6.75%, Maturing February 14, 2011	147,231
			$3,153,393
Farming/Agriculture — 0.4%
		Central Garden & Pet Co.
1,102,500		Term Loan, 4.08%, Maturing February 28, 2014	$937,125
			$937,125
Financial Intermediaries — 2.4%
		Citco III, Ltd.
1,550,000		Term Loan, 6.97%, Maturing June 30, 2014	$1,383,375
		Grosvenor Capital Management
1,259,067		Term Loan, 5.09%, Maturing December 5, 2013	1,183,523
		INVESTools, Inc.
270,000		Term Loan, 5.95%, Maturing August 13, 2012	245,700
		Jupiter Asset Management Group
GBP	220,143	Term Loan, 7.84%, Maturing June 30, 2015	374,200
		LPL Holdings, Inc.
1,911,231		Term Loan, 4.70%, Maturing December 18, 2014	1,715,330
		Nuveen Investments, Inc.
800,000		Term Loan, 5.68%, Maturing November 2, 2014	722,750
		Oxford Acquisition III, Ltd.
464,910		Term Loan, 5.64%, Maturing May 24, 2014	385,100
		RJO Holdings Corp. (RJ O’Brien)
248,750		Term Loan, 5.71%, Maturing July 31, 2014	184,075
			$6,194,053
Food Products — 5.1%
		Acosta, Inc.
1,621,547		Term Loan, 4.96%, Maturing July 28, 2013	$1,472,905
		Advantage Sales & Marketing, Inc.
440,366		Term Loan, 4.74%, Maturing March 29, 2013	388,072
248,678		Term Loan, 4.74%, Maturing March 29, 2013	219,148
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.71%, Maturing December 31, 2013	202,211
EUR	852,941	Term Loan, 6.71%, Maturing December 31, 2014	1,172,826
		Dean Foods Co.
1,831,500		Term Loan, 4.45%, Maturing April 2, 2014	1,706,855
		Dole Food Company, Inc.
194,860		Term Loan, 5.40%, Maturing April 12, 2013	167,954
649,535		Term Loan, 5.75%, Maturing April 12, 2013	559,845
88,372		Term Loan, 6.38%, Maturing April 12, 2013	76,169
		Foodvest Limited
EUR	483,210	Term Loan, 6.72%, Maturing March 16, 2014	699,823
EUR	251,739	Term Loan, 7.22%, Maturing March 16, 2015	366,183
		Michael Foods, Inc.
959,646		Term Loan, 6.70%, Maturing November 21, 2010	932,656

		Pinnacle Foods Finance, LLC
2,009,813		Term Loan, 7.41%, Maturing April 2, 2014	$1,751,552
		Provimi Group SA
147,236		Term Loan, 5.11%, Maturing June 28, 2015	128,340
119,643		Term Loan, 5.11%, Maturing June 28, 2015	104,289
EUR	37,419	Term Loan, 6.47%, Maturing June 28, 2015 (3)	48,619
EUR	266,692	Term Loan, 6.55%, Maturing June 28, 2015	368,354
EUR	154,749	Term Loan, 6.55%, Maturing June 28, 2015	213,740
EUR	255,938	Term Loan, 6.55%, Maturing June 28, 2015	353,502
EUR	348,873	Term Loan, 6.55%, Maturing June 28, 2015	481,863
225,701		Term Loan, 7.11%, Maturing December 28, 2016 (3)	185,074
EUR	557,956	Term Loan, 8.55%, Maturing December 28, 2016 (3)	724,970
		Reddy Ice Group, Inc.
1,055,000		Term Loan, 6.13%, Maturing August 9, 2012	915,212
			$13,240,162
Food Service — 3.0%
		AFC Enterprises, Inc.
205,012		Term Loan, 5.00%, Maturing May 23, 2009	$182,460
		Aramark Corp.
1,931,613		Term Loan, 4.57%, Maturing January 26, 2014	1,804,449
123,772		Term Loan, 7.22%, Maturing January 26, 2014	115,624
GBP	493,750	Term Loan, 8.13%, Maturing January 27, 2014	902,822
		Buffets, Inc.
550,000		DIP Loan, 4.29%, Maturing January 22, 2009 (3)	547,250
99,167		Term Loan, 7.83%, Maturing May 1, 2013	56,277
742,365		Term Loan, 11.39%, Maturing November 1, 2013	421,292
		CBRL Group, Inc.
944,577		Term Loan, 4.62%, Maturing April 27, 2013	881,802
		Denny’s, Inc.
266,241		Term Loan, 4.68%, Maturing March 31, 2012	250,433
64,750		Term Loan, 6.63%, Maturing March 31, 2012	60,905
		JRD Holdings, Inc.
339,063		Term Loan, 7.19%, Maturing June 26, 2014	312,785
		Maine Beverage Co., LLC
335,937		Term Loan, 6.58%, Maturing June 30, 2010	322,500
		NPC International, Inc.
200,000		Term Loan, 4.69%, Maturing May 3, 2013	176,000
		OSI Restaurant Partners, LLC
69,550		Term Loan, 5.10%, Maturing May 9, 2013	54,075
820,661		Term Loan, 5.00%, Maturing May 9, 2014	638,064
		QCE Finance, LLC
493,719		Term Loan, 6.51%, Maturing May 5, 2013	411,109
500,000		Term Loan, 8.45%, Maturing November 5, 2013	378,333
		Sagittarius Restaurants, LLC
196,000		Term Loan, 4.95%, Maturing March 29, 2013	149,450
			$7,665,630
Food/Drug Retailers — 3.2%
		General Nutrition Centers, Inc.
842,244		Term Loan, 5.86%, Maturing September 16, 2013	$687,271
		Iceland Foods Group, Ltd.
GBP	375,000	Term Loan, 7.91%, Maturing May 2, 2014	681,961
GBP	375,000	Term Loan, 8.41%, Maturing May 2, 2015	685,687
GBP	516,785	Term Loan, 14.31%, Maturing May 2, 2016	955,213
		Pantry, Inc. (The)
127,778		Term Loan, 4.43%, Maturing May 15, 2014 (3)	108,292
443,868		Term Loan, 4.46%, Maturing May 15, 2014	376,178
		Rite Aid Corp.
2,100,000		Term Loan, 4.61%, Maturing June 1, 2014	1,900,500
		Roundy’s Supermarkets, Inc.
2,302,356		Term Loan, 5.69%, Maturing November 3, 2011	2,158,459
		Supervalu, Inc.
720,000		Term Loan, 4.19%, Maturing June 1, 2012	687,825
			$8,241,386

Forest Products — 2.7%
		Appleton Papers, Inc.
719,563		Term Loan, 5.21%, Maturing June 5, 2014	$650,005
		Georgia-Pacific Corp.
4,643,125		Term Loan, 4.73%, Maturing December 20, 2012	4,313,640
		Newpage Corp.
822,938		Term Loan, 6.31%, Maturing December 5, 2014	806,593
		Xerium Technologies, Inc.
1,323,720		Term Loan, 5.45%, Maturing May 18, 2012	1,128,472
			$6,898,710
Healthcare — 15.2%
		Accellent, Inc.
918,850		Term Loan, 5.84%, Maturing November 22, 2012	$781,022
		Alliance Imaging, Inc.
1,085,778		Term Loan, 5.71%, Maturing December 29, 2011	1,004,344
		American Medical Systems
757,016		Term Loan, 5.38%, Maturing July 20, 2012	672,798
		AMN Healthcare, Inc.
169,745		Term Loan, 4.45%, Maturing November 2, 2011	157,014
		AMR HoldCo, Inc.
1,065,392		Term Loan, 4.99%, Maturing February 10, 2012	987,486
		Biomet, Inc.
1,492,500		Term Loan, 5.70%, Maturing December 26, 2014	1,438,024
EUR	646,750	Term Loan, 7.73%, Maturing December 26, 2014	966,735
		Cardinal Health 409, Inc.
818,813		Term Loan, 4.95%, Maturing April 10, 2014	677,567
		Carestream Health, Inc.
1,401,987		Term Loan, 5.61%, Maturing April 30, 2013	1,160,144
500,000		Term Loan, 9.40%, Maturing October 30, 2013	360,000
		Carl Zeiss Vision Holding GmbH
630,000		Term Loan, 5.14%, Maturing March 23, 2015	514,500
		Community Health Systems, Inc.
206,497		Term Loan, 0.00%, Maturing July 25, 2014 (3)	190,791
4,036,256		Term Loan, 5.34%, Maturing July 25, 2014	3,729,267
		Concentra, Inc.
350,000		Term Loan, 8.20%, Maturing June 25, 2015	241,500
		ConMed Corp.
260,667		Term Loan, 4.18%, Maturing April 13, 2013	250,240
		CRC Health Corp.
270,875		Term Loan, 4.92%, Maturing February 6, 2013	238,709
245,019		Term Loan, 4.92%, Maturing February 6, 2013	215,923
		DaVita, Inc.
2,715,474		Term Loan, 5.14%, Maturing October 5, 2012	2,557,175
		DJO Finance, LLC
448,875		Term Loan, 5.70%, Maturing May 15, 2014	426,431
		Fenwal, Inc.
500,000		Term Loan, 8.34%, Maturing August 28, 2014	463,750
		Fresenius Medical Care Holdings
1,372,957		Term Loan, 4.13%, Maturing March 31, 2013	1,315,343
		Hanger Orthopedic Group, Inc.
392,916		Term Loan, 4.68%, Maturing May 30, 2013	367,376
		HCA, Inc.
3,604,375		Term Loan, 4.95%, Maturing November 18, 2013	3,320,210
		Health Management Association, Inc.
2,568,815		Term Loan, 4.45%, Maturing February 28, 2014	2,237,680
		HealthSouth Corp.
1,653,670		Term Loan, 5.50%, Maturing March 10, 2013	1,532,172
		Iasis Healthcare, LLC
41,335		Term Loan, 4.71%, Maturing March 14, 2014	37,615
155,008		Term Loan, 4.98%, Maturing March 14, 2014	141,057
449,120		Term Loan, 5.24%, Maturing March 14, 2014	408,699
		Ikaria Acquisition, Inc.
287,484		Term Loan, 4.95%, Maturing March 28, 2013	270,235

		IM US Holdings, LLC
350,000		Term Loan, 6.92%, Maturing June 26, 2015	$302,750
		Invacare Corp.
391,325		Term Loan, 5.33%, Maturing February 12, 2013	363,443
		inVentiv Health, Inc.
467,893		Term Loan, 4.45%, Maturing July 6, 2014	424,613
		Leiner Health Products, Inc.
205,912		Term Loan, 0.00%, Maturing September 10, 2008 (3)	202,823
421,400		Term Loan, 0.00%, Maturing September 10, 2008 (3)	415,079
516,275		Term Loan, 8.75%, Maturing May 27, 2011	234,389
		LifeCare Holdings, Inc.
438,750		Term Loan, 6.95%, Maturing August 11, 2012	380,396
		LifePoint Hospitals, Inc.
1,107,929		Term Loan, 4.71%, Maturing April 15, 2012	1,025,824
		Magellan Health Services, Inc.
76,326		Term Loan, 4.57%, Maturing August 15, 2008	74,800
457,958		Term Loan, 4.84%, Maturing August 15, 2008	448,799
		Matria Healthcare, Inc.
107,199		Term Loan, 4.88%, Maturing January 19, 2012	103,447
		MultiPlan Merger Corp.
343,111		Term Loan, 5.20%, Maturing April 12, 2013	310,623
734,096		Term Loan, 5.20%, Maturing April 12, 2013	664,587
		Mylan, Inc.
324,188		Term Loan, 6.08%, Maturing October 2, 2014	313,348
		National Mentor Holdings, Inc.
556,488		Term Loan, 4.70%, Maturing June 29, 2013	486,927
33,600		Term Loan, 5.31%, Maturing June 29, 2013	29,400
		National Rental Institutes, Inc.
443,740		Term Loan, 5.00%, Maturing March 31, 2013	389,381
		Nyco Holdings
EUR	500,000	Term Loan, 6.98%, Maturing December 29, 2014	627,548
EUR	500,000	Term Loan, 7.73%, Maturing December 29, 2015	630,849
		Physiotherapy Associates, Inc.
437,750		Term Loan, 6.48%, Maturing June 27, 2013	372,087
		RadNet Management, Inc.
296,251		Term Loan, 7.26%, Maturing November 15, 2012	284,401
350,000		Term Loan, 11.86%, Maturing November 15, 2013	348,250
		ReAble Therapeutics Finance, LLC
900,377		Term Loan, 4.70%, Maturing November 16, 2013	826,096
		Renal Advantage, Inc.
195,064		Term Loan, 5.26%, Maturing October 5, 2012	175,558
		Select Medical Holding Corp.
1,233,773		Term Loan, 5.06%, Maturing February 24, 2012	1,095,590
		Sunrise Medical Holdings, Inc.
342,860		Term Loan, 7.03%, Maturing May 13, 2010	282,860
		Vanguard Health Holding Co., LLC
1,609,235		Term Loan, 4.95%, Maturing September 23, 2011	1,497,260
		Viant Holdings, Inc.
297,750		Term Loan, 4.95%, Maturing June 25, 2014	238,200
			$39,213,135
Home Furnishings — 2.1%
		Hunter Fan Co.
249,664		Term Loan, 5.57%, Maturing April 16, 2014	$204,101
		Interline Brands, Inc.
527,560		Term Loan, 4.41%, Maturing June 23, 2013	495,906
364,511		Term Loan, 4.41%, Maturing June 23, 2013	342,640
		National Bedding Co., LLC
990,000		Term Loan, 4.74%, Maturing August 31, 2011	816,750
350,000		Term Loan, 7.70%, Maturing August 31, 2012	259,000
		Oreck Corp.
674,157		Term Loan, 7.66%, Maturing February 2, 2012 (2)	314,157

		Sanitec, Ltd. Oy
EUR	500,000	Term Loan, 7.54%, Maturing April 7, 2013	$615,994
EUR	500,000	Term Loan, 8.04%, Maturing April 7, 2014	624,577
		Simmons Co.
1,494,584		Term Loan, 5.63%, Maturing December 19, 2011	1,313,366
500,000		Term Loan, 8.20%, Maturing February 15, 2012	317,500
			$5,303,991
Industrial Equipment — 4.2%
		Aearo Technologies, Inc.
400,000		Term Loan, 9.75%, Maturing September 24, 2013	$406,000
397,000		Term Loan, 6.50%, Maturing July 2, 2014	396,504
		Brand Energy and Infrastructure Service, Inc.
422,875		Term Loan, 6.07%, Maturing February 7, 2014	397,502
		CEVA Group PLC U.S.
65,789		Term Loan, 5.70%, Maturing January 4, 2014	59,868
555,016		Term Loan, 5.82%, Maturing January 4, 2014	505,065
		Colfax Corp.
583,116		Term Loan, 5.00%, Maturing May 30, 2009	559,792
		EPD Holdings (Goodyear Engineering Products)
40,523		Term Loan, 5.21%, Maturing July 13, 2014	33,128
282,953		Term loan, 5.75%, Maturing July 13, 2014	231,314
425,000		Term Loan, 8.99%, Maturing July 13, 2015	291,125
		Flowserve Corp.
1,070,987		Term Loan, 4.28%, Maturing August 10, 2012	1,012,752
		FR Brand Acquisition Corp.
495,000		Term Loan, 5.03%, Maturing February 7, 2014	430,254
		Generac Acquisition Corp.
686,000		Term Loan, 7.20%, Maturing November 7, 2013	551,086
500,000		Term Loan, 8.683%, Maturing April 7, 2014	354,167
		Gleason Corp.
83,902		Term Loan, 5.43%, Maturing June 30, 2013	71,526
306,063		Term Loan, 5.43%, Maturing June 30, 2013	260,919
		Itron, Inc.
EUR	270,884	Term Loan, 6.74%, Maturing April 18, 2014	380,941
		Jason, Inc.
297,750		Term Loan, 5.32%, Maturing April 30, 2010	263,509
		John Maneely Co.
1,486,148		Term Loan, 7.46%, Maturing December 8, 2013	1,284,457
		Loan Acquisitions Corp.
135,341		Term Loan, 5.75%, Maturing July 11, 2014	125,867
361,250		Term Loan, 5.75%, Maturing July 11, 2014	335,963
		Polypore, Inc.
1,612,813		Term Loan, 4.96%, Maturing July 3, 2014	1,427,339
		Sequa Corp.
498,750		Term Loan, 5.95%, Maturing November 30, 2014	472,150
		TFS Acquisition Corp.
1,108,125		Term Loan, 6.20%, Maturing August 11, 2013	1,030,556
			$10,881,784
Insurance — 2.1%
		Alliant Holdings I, Inc.
522,375		Term Loan, 5.70%, Maturing August 21, 2014	$457,078
		AmWINS Group, Inc.
500,000		Term Loan, 8.56%, Maturing June 8, 2014	300,000
		Applied Systems, Inc.
714,125		Term Loan, 7.17%, Maturing September 26, 2013	649,854
		CCC Information Services Group, Inc.
310,139		Term Loan, 4.91%, Maturing February 10, 2013	287,654
		Conseco, Inc.
1,874,502		Term Loan, 4.70%, Maturing October 10, 2013	1,458,987
		Crawford & Company
658,393		Term Loan, 5.45%, Maturing October 31, 2013	612,305
		Crump Group, Inc.
554,770		Term Loan, 5.70%, Maturing August 4, 2014	527,032

	Hub International Holdings, Inc.
81,968	Term Loan, 4.40%, Maturing June 13, 2014 (3)	$71,107
364,890	Term Loan, 5.20%, Maturing June 13, 2014	316,542
	U.S.I. Holdings Corp.
942,875	Term Loan, 5.45%, Maturing May 4, 2014	827,373
		$5,507,932
Leisure Goods/Activities/Movies — 9.4%
	24 Hour Fitness Worldwide, Inc.
882,000	Term Loan, 6.95%, Maturing June 8, 2012	$754,110
	AMC Entertainment, Inc.
977,500	Term Loan, 4.36%, Maturing January 26, 2013	901,608
	AMF Bowling Worldwide, Inc.
500,000	Term Loan, 9.24%, Maturing December 8, 2013	387,500
	Bombardier Recreational Product
979,747	Term Loan, 6.43%, Maturing June 28, 2013	858,912
	Carmike Cinemas, Inc.
445,523	Term Loan, 6.49%, Maturing May 19, 2012	418,791
	Cedar Fair, L.P.
2,361,703	Term Loan, 4.70%, Maturing August 30, 2012	2,191,219
	Cinemark, Inc.
1,967,297	Term Loan, 4.77%, Maturing October 5, 2013	1,789,627
	Deluxe Entertainment Services
35,433	Term Loan, 4.95%, Maturing January 28, 2011	30,472
67,383	Term Loan, 4.95%, Maturing January 28, 2011	57,949
719,231	Term Loan, 4.95%, Maturing January 28, 2011	618,539
	Easton-Bell Sports, Inc.
787,703	Term Loan, 4.35%, Maturing March 16, 2012	673,486
	HEI Acquisition, LLC
1,025,000	Term Loan, 7.31%, Maturing April 13, 2014	1,004,500
	Mega Blocks, Inc.
828,750	Term Loan, 8.00%, Maturing July 26, 2012	706,509
	Metro-Goldwyn-Mayer Holdings, Inc.
4,294,794	Term Loan, 5.95%, Maturing April 8, 2012	3,417,046
	National CineMedia, LLC
900,000	Term Loan, 4.62%, Maturing February 13, 2015	786,188
	Regal Cinemas Corp.
2,167,000	Term Loan, 4.20%, Maturing November 10, 2010	2,021,269
	Revolution Studios Distribution Co., LLC
640,111	Term Loan, 6.46%, Maturing December 21, 2014	560,098
450,000	Term Loan, 9.71%, Maturing June 21, 2015	346,500
	Six Flags Theme Parks, Inc.
1,687,250	Term Loan, 4.99%, Maturing April 30, 2015	1,383,896
	Southwest Sports Group, LLC
600,000	Term Loan, 5.75%, Maturing December 22, 2010	528,000
	Universal City Development Partners, Ltd.
934,709	Term Loan, 5.24%, Maturing June 9, 2011	883,300
	WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (3)	394,875
3,503,126	Term Loan, 5.08%, Maturing February 28, 2011	3,165,950
	Zuffa, LLC
498,744	Term Loan, 4.63%, Maturing June 20, 2016	311,715
		$24,192,059
Lodging and Casinos — 4.8%
	Ameristar Casinos, Inc.
586,500	Term Loan, 5.02%, Maturing November 10, 2012	$568,905
	Bally Technologies, Inc.
1,574,435	Term Loan, 7.36%, Maturing September 5, 2009	1,544,915
	CCM Merger, Inc.
1,001,685	Term Loan, 4.78%, Maturing April 25, 2012	891,500
	Green Valley Ranch Gaming, LLC
262,250	Term Loan, 4.93%, Maturing February 16, 2014	208,817
	Isle of Capri Casinos, Inc.
700,588	Term Loan, 4.45%, Maturing November 30, 2013	594,332
211,236	Term Loan, 4.45%, Maturing November 30, 2013	179,198
280,235	Term Loan, 4.45%, Maturing November 30, 2013	237,733

	LodgeNet Entertainment Corp.
446,625	Term Loan, 4.70%, Maturing April 4, 2014	$371,815
	New World Gaming Partners, Ltd.
540,313	Term Loan, 7.23%, Maturing June 30, 2014	453,863
108,333	Term Loan, 7.23%, Maturing June 30, 2014	91,000
	Penn National Gaming, Inc.
3,427,125	Term Loan, 5.13%, Maturing October 3, 2012	3,265,289
	Venetian Casino Resort/Las Vegas Sands Inc.
460,000	Term Loan, 0.00%, Maturing May 14, 2014 (3)	407,571
1,826,200	Term Loan, 4.45%, Maturing May 23, 2014	1,618,055
	VML US Finance, LLC
241,667	Term Loan, 4.95%, Maturing May 25, 2012	219,010
483,333	Term Loan, 4.95%, Maturing May 25, 2013	438,021
	Wimar OpCo, LLC
1,342,641	Term Loan, 8.50%, Maturing January 3, 2012	1,284,740
		$12,374,764
Nonferrous Metals/Minerals — 2.1%
	Alpha Natural Resources, LLC
442,937	Term Loan, 4.42%, Maturing October 26, 2012	$426,327
	Euramax International, Inc.
312,595	Term Loan, 9.06%, Maturing June 28, 2012	260,392
334,211	Term Loan, 12.90%, Maturing June 28, 2013	242,720
165,789	Term Loan, 12.90%, Maturing June 28, 2013	120,405
	Magnum Coal Co.
100,000	Term Loan, 8.71%, Maturing March 15, 2013	98,000
580,000	Term Loan, 9.25%, Maturing March 15, 2013	568,400
	Murray Energy Corp.
727,500	Term Loan, 7.91%, Maturing January 28, 2010	691,125
	Neo Material Technologies, Inc.
479,375	Term Loan, 6.30%, Maturing August 31, 2009	472,184
	Noranda Aluminum Acquisition
211,875	Term Loan, 5.07%, Maturing May 18, 2014	188,569
	Novelis, Inc.
333,418	Term Loan, 4.70%, Maturing June 28, 2014	298,826
733,520	Term Loan, 4.70%, Maturing June 28, 2014	657,417
	Oxbow Carbon and Mineral Holdings
99,916	Term Loan, 4.70%, Maturing May 8, 2014	88,425
1,116,079	Term Loan, 4.81%, Maturing May 8, 2014	987,730
	Thompson Creek Metals Co.
387,150	Term Loan, 9.40%, Maturing October 26, 2012	375,536
		$5,476,056
Oil and Gas — 2.6%
	Atlas Pipeline Partners, L.P.
825,000	Term Loan, 5.46%, Maturing July 20, 2014	$798,875
	Big West Oil, LLC
177,000	Term Loan, 5.00%, Maturing May 1, 2014	163,725
220,000	Term Loan, 5.07%, Maturing May 1, 2014 (3)	203,500
	Concho Resources, Inc.
598,775	Term Loan, 6.85%, Maturing March 27, 2012	592,039
	Dresser, Inc.
491,058	Term Loan, 5.56%, Maturing May 4, 2014	462,003
700,000	Term Loan, 8.82%, Maturing May 4, 2015	638,750
	Enterprise GP Holdings L.P.
600,000	Term Loan, 6.18%, Maturing October 31, 2014	592,875
	Hercules Offshore, Inc.
372,188	Term Loan, 4.45%, Maturing July 6, 2013	354,509
	Primary Natural Resources, Inc.
980,000	Term Loan, 5.25%, Maturing July 28, 2010	945,406
	Targa Resources, Inc.
395,714	Term Loan, 4.70%, Maturing October 31, 2012	374,939
865,919	Term Loan, 6.83%, Maturing October 31, 2012	820,458
	Volnay Acquisition Co.
710,000	Term Loan, 4.70%, Maturing January 12, 2014	667,400
		$6,614,479

Publishing — 10.3%
		American Media Operations, Inc.
2,000,000		Term Loan, 7.25%, Maturing January 31, 2013	$1,760,000
		Aster Zweite Beteiligungs GmbH
500,000		Term Loan, 4.88%, Maturing September 27, 2013	435,938
EUR	236,166	Term Loan, 6.98%, Maturing September 27, 2013	323,230
		CanWest MediaWorks, Ltd.
421,812		Term Loan, 5.09%, Maturing July 10, 2014	390,177
		Dex Media West, LLC
921,903		Term Loan, 4.48%, Maturing March 9, 2010	886,947
		GateHouse Media Operating, Inc.
725,000		Term Loan, 5.09%, Maturing August 28, 2014	509,313
350,000		Term Loan, 5.25%, Maturing August 28, 2014	238,000
325,000		Term Loan, 6.34%, Maturing August 28, 2014	228,313
		Idearc, Inc.
4,942,487		Term Loan, 4.70%, Maturing November 17, 2014	3,976,849
		Laureate Education, Inc.
248,183		Term Loan, 0.00%, Maturing August 17, 2014 (3)	224,233
1,666,857		Term Loan, 6.07%, Maturing August 17, 2014	1,506,005
		MediaNews Group, Inc.
515,813		Term Loan, 4.95%, Maturing August 2, 2013	384,280
		Mediannuaire Holding
EUR	500,000	Term Loan, 8.56%, Maturing April 10, 2016	631,592
		Merrill Communications, LLC
677,585		Term Loan, 4.95%, Maturing February 9, 2009	606,439
		Nebraska Book Co., Inc.
462,160		Term Loan, 5.13%, Maturing March 4, 2011	425,187
		Nelson Education, Ltd.
248,752		Term Loan, 5.20%, Maturing July 5, 2014	225,120
		Nielsen Finance, LLC
3,669,141		Term Loan, 5.35%, Maturing August 9, 2013	3,320,573
		Philadelphia Newspapers, LLC
378,604		Term Loan, 6.60%, Maturing June 29, 2013	314,241
		R.H. Donnelley Corp.
239,869		Term Loan, 4.42%, Maturing June 30, 2010	223,648
		Reader’s Digest Association
1,757,250		Term Loan, 5.08%, Maturing March 2, 2014	1,452,367
		SGS International, Inc.
391,000		Term Loan, 6.91%, Maturing December 30, 2011	346,035
		Source Media, Inc.
556,375		Term Loan, 4.95%, Maturing November 8, 2011	506,301
		TL Acquisitions, Inc.
1,019,875		Term Loan, 5.20%, Maturing July 5, 2014	879,642
		Trader Media Corp.
GBP	1,337,188	Term Loan, 8.00%, Maturing March 23, 2015	2,219,146
		Tribune Co.
980,000		Term Loan, 7.40%, Maturing May 17, 2009	881,475
1,588,000		Term Loan, 5.54%, Maturing May 17, 2014	1,068,214
		Xsys US, Inc.
605,124		Term Loan, 4.88%, Maturing September 27, 2013	527,592
EUR	263,834	Term Loan, 6.98%, Maturing September 27, 2013	361,097
618,087		Term Loan, 4.88%, Maturing September 27, 2014	541,985
		Yell Group, PLC
1,400,000		Term Loan, 4.70%, Maturing February 10, 2013	1,174,750
			$26,568,689
Radio and Television — 6.8%
		Block Communications, Inc.
439,875		Term Loan, 4.70%, Maturing December 22, 2011	$406,884
		CMP KC, LLC
485,594		Term Loan, 7.01%, Maturing May 5, 2013	437,035
		CMP Susquehanna Corp.
710,089		Term Loan, 4.81%, Maturing May 5, 2013	564,521
		Discovery Communications, Inc.
1,290,250		Term Loan, 4.70%, Maturing April 30, 2014	1,187,836

		Emmis Operating Co.
433,872		Term Loan, 4.67%, Maturing November 2, 2013	$364,453
		Entravision Communications Corp.
681,500		Term Loan, 6.23%, Maturing September 29, 2013	591,769
		Gray Television, Inc.
691,267		Term Loan, 6.21%, Maturing January 19, 2015	581,356
		HIT Entertainment, Inc.
585,627		Term Loan, 5.07%, Maturing March 20, 2012	494,855
		NEP II, Inc.
321,748		Term Loan, 4.95%, Maturing February 16, 2014	286,088
		Nexstar Broadcasting, Inc.
955,749		Term Loan, 4.45%, Maturing October 1, 2012	855,395
904,792		Term Loan, 4.45%, Maturing October 1, 2012	809,789
		NextMedia Operating, Inc.
128,380		Term Loan, 5.09%, Maturing November 15, 2012	112,333
57,057		Term Loan, 5.10%, Maturing November 15, 2012	49,925
		PanAmSat Corp.
436,233		Term Loan, 5.61%, Maturing January 3, 2014	400,244
436,102		Term Loan, 5.61%, Maturing January 3, 2014	400,124
436,102		Term Loan, 5.61%, Maturing January 3, 2014	400,124
		Paxson Communications Corp.
1,350,000		Term Loan, 7.51%, Maturing January 15, 2012	1,100,250
		Raycom TV Broadcasting, LLC
775,000		Term Loan, 4.63%, Maturing June 25, 2014	728,500
		SFX Entertainment
611,819		Term Loan, 5.45%, Maturing June 21, 2013	562,873
		Sirius Satellite Radio, Inc.
248,750		Term Loan, 5.00%, Maturing December 19, 2012	215,169
		Spanish Broadcasting System, Inc.
977,330		Term Loan, 4.45%, Maturing June 10, 2012	808,741
		Tyrol Acquisition 2 SAS
EUR	425,000	Term Loan, 6.38%, Maturing January 19, 2015	523,819
EUR	425,000	Term Loan, 6.65%, Maturing January 19, 2016	526,962
		Univision Communications, Inc.
1,400,000		Term Loan, 5.20%, Maturing March 29, 2009	1,327,666
127,517		Term Loan, 0.00%, Maturing September 29, 2014 (3)	100,898
3,672,483		Term Loan, 5.48%, Maturing September 29, 2014	2,905,852
		Young Broadcasting, Inc.
866,744		Term Loan, 5.69%, Maturing November 3, 2012	773,569
			$17,517,030
Rail Industries — 0.7%
		Kansas City Southern Railway Co.
1,004,569		Term Loan, 5.50%, Maturing April 26, 2013	$940,947
		RailAmerica, Inc.
825,000		Term Loan, 5.32%, Maturing August 14, 2008	789,938
			$1,730,885
Retailers (Except Food and Drug) — 3.1%
		American Achievement Corp.
170,895		Term Loan, 5.34%, Maturing March 25, 2011	$158,078
		Amscan Holdings, Inc.
297,000		Term Loan, 5.08%, Maturing May 25, 2013	256,905
		Claire’s Stores, Inc.
248,125		Term Loan, 5.83%, Maturing May 24, 2014	190,918
		Cumberland Farms, Inc.
832,916		Term Loan, 4.86%, Maturing September 29, 2013	782,941
		Harbor Freight Tools USA, Inc.
1,040,427		Term Loan, 4.85%, Maturing July 15, 2010	901,270
		Josten’s Corp.
880,379		Term Loan, 6.72%, Maturing October 4, 2011	839,295
		Mapco Express, Inc.
287,800		Term Loan, 6.01%, Maturing April 28, 2011	268,373
		Neiman Marcus Group, Inc.
431,962		Term Loan, 4.76%, Maturing April 5, 2013	400,686

		Orbitz Worldwide, Inc.
626,850		Term Loan, 5.89%, Maturing July 25, 2014	$529,688
		Oriental Trading Co., Inc.
700,000		Term Loan, 8.71%, Maturing January 31, 2013	490,000
862,299		Term Loan, 5.15%, Maturing July 31, 2013	685,528
		Rent-A-Center, Inc.
516,495		Term Loan, 5.05%, Maturing November 15, 2012	476,466
		Rover Acquisition Corp.
1,135,625		Term Loan, 5.14%, Maturing October 26, 2013	1,014,397
		Savers, Inc.
180,457		Term Loan, 5.80%, Maturing August 11, 2012	167,825
196,411		Term Loan, 5.80%, Maturing August 11, 2012	182,662
		The Yankee Candle Company, Inc.
830,942		Term Loan, 4.61%, Maturing February 6, 2014	720,012
			$8,065,044
Steel — 0.2%
		Algoma Acquisition Corp.
177,153		Term Loan, 7.33%, Maturing June 20, 2013	$156,780
		Niagara Corp.
545,875		Term Loan, 7.71%, Maturing June 29, 2014	453,076
			$609,856
Surface Transport — 1.1%
		Gainey Corp.
400,312		Term Loan, 9.84%, Maturing April 20, 2012	$202,825
		Oshkosh Truck Corp.
1,012,188		Term Loan, 4.76%, Maturing December 6, 2013	944,941
		Ozburn-Hessey Holding Co., LLC
292,568		Term Loan, 6.26%, Maturing August 9, 2012	266,237
		SIRVA Worldwide, Inc.
771,102		Term Loan, 8.18%, Maturing December 1, 2010	362,803
		Swift Transportation Co., Inc.
1,502,326		Term Loan, 6.50%, Maturing May 10, 2014	1,133,183
			$2,909,989
Telecommunications — 4.9%
		Alaska Communications Systems Holdings, Inc.
530,000		Term Loan, 4.45%, Maturing February 1, 2012	$487,931
		Alltell Communication
597,000		Term Loan, 5.57%, Maturing May 16, 2015	540,036
		Asurion Corp.
775,000		Term Loan, 6.10%, Maturing July 13, 2012	660,042
500,000		Term Loan, 9.58%, Maturing January 13, 2013	420,417
		Centennial Cellular Operating Co., LLC
1,833,333		Term Loan, 4.72%, Maturing February 9, 2011	1,762,521
		CommScope, Inc.
618,958		Term Loan, 5.19%, Maturing November 19, 2014	594,200
		Fairpoint Communications, Inc.
1,250,000		Term Loan, Maturing March 31, 2015 (4)	1,101,041
		Intelsat Bermuda, Ltd.
575,000		Term Loan, 5.61%, Maturing February 1, 2014	574,041
		Intelsat Subsidiary Holding Co.
518,438		Term Loan, 5.61%, Maturing July 3, 2013	486,813
		Iowa Telecommunications Services
334,000		Term Loan, 4.44%, Maturing November 23, 2011	316,743
		IPC Systems, Inc.
496,250		Term Loan, 4.95%, Maturing May 31, 2014	382,113
		Macquarie UK Broadcast Ventures, Ltd.
GBP	425,000	Term Loan, 7.95%, Maturing December 26, 2014	706,722
		NTelos, Inc.
1,101,738		Term Loan, 5.27%, Maturing August 24, 2011	1,050,783
		Palm, Inc.
422,875		Term Loan, 6.21%, Maturing April 24, 2014	302,356
		Stratos Global Corp.
540,500		Term Loan, 5.44%, Maturing February 13, 2012	504,016

	Telesat Canada, Inc.
66,916	Term Loan, 6.00%, Maturing October 22, 2014 (3)	$62,133
781,092	Term Loan, 6.58%, Maturing October 22, 2014	725,256
	Trilogy International Partners
475,000	Term Loan, 6.20%, Maturing June 29, 2012	406,125
	Windstream Corp.
1,651,318	Term Loan, 5.50%, Maturing July 17, 2013	1,592,342
		$12,675,631
Utilities — 3.6%
	AEI Finance Holding, LLC
145,028	Revolving Loan, 5.70%, Maturing March 30, 2012	$126,174
1,069,503	Term Loan, 5.69%, Maturing March 30, 2014	930,467
	Astoria Generating Co.
625,000	Term Loan, 6.35%, Maturing August 23, 2013	560,938
	BRSP, LLC
957,659	Term Loan, 7.91%, Maturing July 13, 2009	890,623
	Calpine Corp.
445,508	DIP Loan, 5.58%, Maturing March 30, 2009	396,582
	Covanta Energy Corp.
305,155	Term Loan, 4.19%, Maturing February 9, 2014	282,777
613,647	Term Loan, 5.08%, Maturing February 9, 2014	568,646
	LS Power Acquisition Co.
314,657	Term Loan, 6.45%, Maturing November 1, 2014	310,723
	Mach General, LLC
23,585	Term Loan, 4.70%, Maturing February 22, 2013	21,905
225,143	Term Loan, 5.10%, Maturing February 22, 2014	209,101
	Mirant North America, LLC
747,841	Term Loan, 4.45%, Maturing January 3, 2013	708,424
	NRG Energy, Inc.
2,293,420	Term Loan, 4.20%, Maturing June 1, 2014	2,151,673
1,120,185	Term Loan, 4.35%, Maturing June 1, 2014	1,050,951
	Pike Electric, Inc.
93,358	Term Loan, 4.38%, Maturing July 1, 2012	88,398
152,897	Term Loan, 4.13%, Maturing December 10, 2012	144,774
	TXU Texas Competitive Electric Holdings Co., LLC
447,750	Term Loan, 6.58%, Maturing October 10, 2014	408,826
447,750	Term Loan, 6.58%, Maturing October 10, 2014	407,676
		$9,258,658
Total Senior Floating-Rate Interests (identified cost $462,378,300)		$411,959,170

Corporate Bonds & Notes — 11.9%

Principal
Amount*
(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Alion Science and Technologies, Corp.
75	10.25%, 2/1/15	$42,750
	Bombardier Recreational Product
70	8.00%, 11/15/14 (5)	72,450
	DRS Technologies, Inc., Sr. Sub. Notes
40	7.625%, 2/1/18	40,200
	Hawker Beechcraft Acquisition, Sr. Sub. Notes
65	9.75%, 4/1/17	65,000
		$220,400
Air Transport — 0.0%
	Continental Airlines
82	7.033%, 6/15/11	$73,402
		$73,402
Automotive — 0.2%
	Allison Transmission, Inc.
95	11.00%, 11/1/15 (5)	$83,125

		Altra Industrial Motion, Inc.
120		9.00%, 12/1/11	$113,850
60		9.00%, 12/1/11	56,925
		American Axle & Manufacturing, Inc.
75		7.875%, 3/1/17	63,937
		Commercial Vehicle Group, Inc., Sr. Notes
55		8.00%, 7/1/13	45,375
		Tenneco, Inc., Sr. Notes
35		8.125%, 11/15/15 (5)	34,912
		United Components, Inc., Sr. Sub. Notes
65		9.375%, 6/15/13	59,881
			$458,005
Broadcast Radio and Television — 0.0%
		Warner Music Group, Sr. Sub. Notes
45		7.375%, 4/15/14	$34,875
			$34,875
Brokers/Dealers/Investment Houses — 0.0%
		Nuveen Investments, Inc.
15		5.00%, 9/15/10	$13,050
		Nuveen Investments, Inc., Sr. Notes
95		10.50%, 11/15/15 (5)	81,937
			$94,987
Building and Development — 0.8%
		Grohe Holding of GmbH, Variable Rate
EUR	1,000	7.451%, 1/15/14	$1,331,022
		Interface, Inc., Sr. Sub. Notes
20		9.50%, 2/1/14	20,800
		Interline Brands, Inc., Sr. Sub. Notes
70		8.125%, 6/15/14	67,200
		Nortek, Inc., Sr. Sub. Notes
450		8.50%, 9/1/14	335,250
		NTK Holdings, Inc., Sr. Disc. Notes
200		10.75%, 3/1/14	98,000
		Panolam Industries International
220		10.75%, 10/1/13	171,600
		Stanley-Martin Communities, LLC
40		9.75%, 8/15/15	19,400
			$2,043,272
Business Equipment and Services — 0.7%
		Affinion Group, Inc.
55		10.125%, 10/15/13	$54,931
		Affinion Group, Inc., Sr. Sub. Notes
70		11.50%, 10/15/15	67,900
		Ceridian Corp., Sr. Notes
185		11.25%, 11/15/15 (5)	158,637
		Education Management, LLC, Sr. Notes
225		8.75%, 6/1/14	191,250
		Education Management, LLC, Sr. Sub Notes
340		10.25%, 6/1/16	272,000
		KAR Holdings, Inc., Sr. Notes
10		8.75%, 5/1/14	8,950
		KAR Holdings, Inc., Sr. Notes, Variable Rate
70		7.239%, 5/1/14	58,100
		MediMedia USA, Inc., Sr. Sub Notes
90		11.375%, 11/15/14 (5)	93,150
		Muzak, LLC/Muzak Finance, Sr. Notes
20		10.00%, 2/15/09	18,875
		Neff Corp., Sr. Notes
20		10.00%, 6/1/15	9,600
		Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
80		9.875%, 8/15/11	82,600
		Rental Service Corp.
50		9.50%, 12/1/14	42,000

	Safety Products Holdings, Inc. Sr. Notes (PIK)
93	11.75%, 1/1/12	$96,437
	SunGard Data Systems, Inc.
45	9.125%, 8/15/13	45,675
	Travelport, LLC
260	9.875%, 9/1/14	234,650
36	11.875%, 9/1/16	30,780
	United Rentals North America, Inc.
10	6.50%, 2/15/12	9,100
	VWR Funding, Inc., Series B (PIK)
20	10.25%, 7/15/15	18,700
	West Corp.
400	9.50%, 10/15/14	360,000
		$1,853,335
Cable and Satellite Television — 0.3%
	Cablevision Systems Corp., Sr. Notes, Series B
40	8.00%, 4/15/12	$39,100
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13	339,700
	Charter Communications, Inc., Sr. Notes
100	10.875%, 9/15/14 (5)	99,000
	Kabel Deutschland GmbH
135	10.625%, 7/1/14	133,144
	Mediacom Broadband Group Corp., LLC, Sr. Notes
85	8.50%, 10/15/15	71,825
	National Cable PLC
20	8.75%, 4/15/14	18,050
		$700,819
Chemicals and Plastics — 0.2%
	Ineos Group Holdings PLC, Sr. Sub Note
135	8.50%, 2/15/16 (5)	$105,637
	Nova Chemicals Corp., Sr. Notes, Variable Rate
105	7.863%, 11/15/13	88,462
	Reichhold Industries, Inc., Sr. Notes
240	9.00%, 8/15/14 (5)	236,400
		$430,499
Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
210	9.75%, 1/15/15	$210,262
40	8.875%, 4/1/16	38,400
	Oxford Industries, Inc., Sr. Notes
420	8.875%, 6/1/11	401,100
	Perry Ellis International, Inc., Sr. Sub. Notes
235	8.875%, 9/15/13	225,600
	Phillips Van Heusen, Sr. Notes
15	7.25%, 2/15/11	15,000
100	8.125%, 5/1/13	102,000
		$992,362
Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
95	9.50%, 8/1/14	$89,300
90	11.75%, 8/1/16	78,300
		$167,600
Containers and Glass Products — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	$146,125
	Pliant Corp. (PIK)
232	11.85%, 6/15/09	220,730
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
135	8.00%, 3/15/17	114,075
		$480,930
Cosmetics/Toiletries — 0.0%
	Bausch & Lomb, Inc., Sr. Notes
105	9.875%, 11/1/15 (5)	$107,100
		$107,100

Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
245	9.50%, 4/15/14	$235,812
		$235,812
Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
220	7.75%, 11/1/12	$178,750
	Amkor Technologies, Inc., Sr. Notes
120	7.75%, 5/15/13	109,950
	Avago Technologies Finance
95	11.875%, 12/1/15	100,700
	Avago Technologies Finance, Variable Rate
95	10.125%, 12/1/13	100,700
	NXP BV/NXP Funding, LLC
55	7.875%, 10/15/14	50,600
	NXP BV/NXP Funding, LLC, Variable Rate
425	7.008%, 10/15/13	352,219
		$892,919
Financial Intermediaries — 0.5%
	Alzette, Variable Rate
500	9.30%, 12/15/20 (5)	$460,000
	E*Trade Financial Corp.
95	7.875%, 12/1/15	67,925
	Ford Motor Credit Co.
385	7.375%, 10/28/09	350,910
225	7.875%, 6/15/10	196,280
	Ford Motor Credit Co., Sr. Notes
25	5.80%, 1/12/09	23,821
10	9.875%, 8/10/11	8,924
	General Motors Acceptance Corp.
115	6.375%, 5/1/08	114,137
85	7.75%, 1/19/10	73,551
35	7.25%, 3/2/11	27,575
	General Motors Acceptance Corp., Variable Rate
60	4.315%, 5/15/09	51,296
		$1,374,419
Food Products — 0.2%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
275	11.50%, 11/1/11	$248,875
	Dole Foods Co.
115	7.25%, 6/15/10	89,125
	Dole Foods Co., Sr. Notes
65	8.625%, 5/1/09	56,875
	Pierre Foods, Inc., Sr. Sub. Notes
25	9.875%, 7/15/12	13,875
		$408,750
Food Service — 0.2%
	Aramark Corp., Sr. Notes
25	8.50%, 2/1/15	$25,187
	El Pollo Loco, Inc.
195	11.75%, 11/15/13	189,150
	NPC International, Inc.
215	9.50%, 5/1/14	195,650
		$409,987
Food/Drug Retailers — 0.3%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
195	7.199%, 3/15/14	$163,800
	General Nutrition Center, Sr. Sub. Notes
200	10.75%, 3/15/15	168,500
	Rite Aid Corp.
360	6.125%, 12/15/08 (5)	350,100
60	7.50%, 3/1/17	54,300
		$736,700

Forest Products — 0.3%
	Georgia-Pacific Corp.
15	9.50%, 12/1/11	$15,337
	Jefferson Smurfit Corp.
80	8.25%, 10/1/12	72,500
40	7.50%, 6/1/13	34,600
	NewPage Corp.
190	10.00%, 5/1/12 (5)	193,800
130	10.00%, 5/1/12	132,600
110	12.00%, 5/1/13	110,825
	NewPage Corp., Variable Rate
80	9.489%, 5/1/12	79,600
	Rock-Tenn Co., Sr. Notes
30	9.25%, 3/15/16 (5)	31,200
		$670,462
Healthcare — 0.7%
	Accellent, Inc.
110	10.50%, 12/1/13	$88,550
	Advanced Medical Optics, Inc., Sr. Sub. Notes
40	7.50%, 5/1/17	34,600
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	181,475
	Biomet, Inc.
155	11.625%, 10/15/17 (5)	155,775
	HCA, Inc.
143	8.75%, 9/1/10	143,715
16	7.875%, 2/1/11	15,800
65	9.125%, 11/15/14	67,112
155	9.25%, 11/15/16	161,200
	MultiPlan Merger Corp., Sr. Sub. Notes
260	10.375%, 4/15/16 (5)	239,200
	National Mentor Holdings, Inc.
170	11.25%, 7/1/14	175,100
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	100,275
	Service Corp. International, Sr. Notes
65	7.00%, 6/15/17	63,050
	Universal Hospital Service, Inc. (PIK)
15	8.50%, 6/1/15	15,075
	US Oncology, Inc.
145	9.00%, 8/15/12	145,000
290	10.75%, 8/15/14	287,825
		$1,873,752
Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15	$103,425
	ESCO Corp., Sr. Notes
80	8.625%, 12/15/13 (5)	78,000
	ESCO Corp., Sr. Notes, Variable Rate
80	6.675%, 12/15/13 (5)	69,200
		$250,625
Insurance — 0.0%
	Alliant Holdings I, Inc.
55	11.00%, 5/1/15 (5)	$44,275
		$44,275
Leisure Goods/Activities/Movies — 0.5%
	AMC Entertainment, Inc.
225	11.00%, 2/1/16	$211,781
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13 (5)	94,500
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	9.894%, 4/1/12 (5)	174,037
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
435	9.505%, 8/15/14	327,337

	Universal City Development Partners, Ltd., Sr. Notes
145	11.75%, 4/1/10	$149,350
	Universal City Florida Holdings, Sr. Notes, Variable Rate
360	7.989%, 5/1/10	351,000
		$1,308,005
Lodging and Casinos — 1.2%
	Buffalo Thunder Development Authority
205	9.375%, 12/15/14 (5)	$154,775
	CCM Merger, Inc.
130	8.00%, 8/1/13 (5)	109,850
	Chukchansi EDA, Sr. Notes, Variable Rate
150	8.238%, 11/15/12 (5)	130,500
	Eldorado Casino Shreveport (PIK)
44	10.00%, 8/1/12	43,949
	Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15 (5)	181,050
	Galaxy Entertainment Finance, Variable Rate
100	9.829%, 12/15/10 (5)	99,500
	Greektown Holdings, LLC, Sr. Notes
60	10.75%, 12/1/13 (5)	54,900
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
85	11.00%, 11/1/12 (5)	74,375
	Inn of the Mountain Gods, Sr. Notes
345	12.00%, 11/15/10	336,375
	Majestic Star Casino, LLC
180	9.50%, 10/15/10	159,750
75	12.50%, 10/15/11 (5)	45,562
	MGM Mirage, Inc.
85	7.50%, 6/1/16	76,925
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
30	8.00%, 4/1/12	27,600
120	7.125%, 8/15/14	99,000
80	6.875%, 2/15/15	64,800
	OED Corp./Diamond Jo
203	8.75%, 4/15/12	179,655
	Park Place Entertainment
250	7.875%, 3/15/10	235,625
	Pinnacle Entertainment, Inc.
10	8.25%, 3/15/12	9,475
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
75	7.50%, 6/15/15 (5)	59,437
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14 (5)	59,360
	San Pasqual Casino
55	8.00%, 9/15/13 (5)	51,563
	Seminole Hard Rock Entertainment, Variable Rate
95	7.491%, 3/15/14 (5)	75,762
	Station Casinos, Inc.
30	7.75%, 8/15/16	24,300
	Station Casinos, Inc., Sr. Notes
135	6.00%, 4/1/12	111,375
	Trump Entertainment Resorts, Inc.
450	8.50%, 6/1/15	306,000
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15 (5)	160,875
	Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14 (5)	38,400
	Waterford Gaming, LLC, Sr. Notes
175	8.625%, 9/15/14 (5)	168,000
		$3,138,738
Nonferrous Metals/Minerals — 0.3%
	Aleris International, Inc., Sr. Notes
205	9.00%, 12/15/14	$150,675

	Aleris International, Inc., Sr. Sub. Notes
60	10.00%, 12/15/16	$38,400
	Alpha Natural Resources, Sr. Notes
75	10.00%, 6/1/12	78,750
	FMG Finance PTY, Ltd.
270	10.625%, 9/1/16 (5)	305,100
	FMG Finance PTY, Ltd., Variable Rate
110	7.076%, 9/1/11 (5)	106,700
		$679,625
Oil and Gas — 1.2%
	Allis-Chalmers Energy, Inc., Sr. Notes
235	9.00%, 1/15/14	$215,025
	Cimarex Energy Co., Sr. Notes
65	7.125%, 5/1/17	64,838
	Clayton Williams Energy, Inc., Sr. Notes
85	7.75%, 8/1/13	73,950
	Compton Pet Finance Corp.
195	7.625%, 12/1/13	187,688
	Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	30,825
	El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	141,365
	Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	81,600
	Forbes Energy Services, Sr. Notes
120	11.00%, 2/15/15 (5)	118,200
	Ocean Rig Norway AS, Sr. Notes
120	8.375%, 7/1/13 (5)	132,600
	OPTI Canada, Inc.
50	7.875%, 12/15/14	49,125
100	8.25%, 12/15/14	99,500
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	89,888
	Petrohawk Energy Corp.
435	9.125%, 7/15/13	449,138
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18 (5)	65,325
	Petroplus Finance, Ltd.
95	7.00%, 5/1/17 (5)	85,263
	Plains Exploration & Production Co.
135	7.00%, 3/15/17	130,275
	Quicksilver Resources, Inc.
115	7.125%, 4/1/16	111,550
	SemGroup L.P., Sr. Notes
290	8.75%, 11/15/15 (5)	266,800
	SESI, LLC
30	6.875%, 6/1/14	28,800
	Stewart & Stevenson, LLC, Sr. Notes
215	10.00%, 7/15/14	207,475
	United Refining Co., Sr. Notes
470	10.50%, 8/15/12	467,650
	VeraSun Energy Corp.
55	9.875%, 12/15/12	51,150
		$3,148,030
Publishing — 0.3%
	Dex Media West/Finance, Series B
112	9.875%, 8/15/13	$97,720
	Harland Clarke Holdings
85	9.50%, 5/15/15	62,900
	Idearc, Inc., Sr. Notes
140	8.00%, 11/15/16	91,350
	Nielsen Finance, LLC
85	10.00%, 8/1/14	85,000

	R.H. Donnelley Corp.
315	8.875%, 10/15/17 (5)	$198,450
	Reader’s Digest Association, Inc., (The), Sr. Sub. Notes
320	9.00%, 2/15/17 (5)	215,200
		$750,620
Radio and Television — 0.1%
	CanWest Media, Inc.
196	8.00%, 9/15/12	$187,349
	LBI Media, Inc., Sr. Disc. Notes, (0.00% until 2008)
80	11.00%, 10/15/13	65,700
	Rainbow National Services, LLC, Sr. Sub. Debs.
80	10.375%, 9/1/14 (5)	85,200
		$338,249
Rail Industries — 0.1%
	American Railcar Industry
100	7.50%, 3/1/14	$88,500
	Kansas City Southern Mexico, Sr. Notes
135	7.625%, 12/1/13	127,575
30	7.375%, 6/1/14 (5)	27,750
		$243,825
Retailers (Except Food and Drug) — 1.0%
	Amscan Holdings, Inc., Sr. Sub. Notes
220	8.75%, 5/1/14	$194,150
	GameStop Corp.
660	8.00%, 10/1/12	701,250
	Michaels Stores, Inc., Sr. Notes
130	10.00%, 11/1/14	114,400
	Michaels Stores, Inc., Sr. Sub. Notes
110	11.375%, 11/1/16	86,900
	Neiman Marcus Group, Inc.
160	9.00%, 10/15/15	160,800
680	10.375%, 10/15/15	683,400
	Sally Holdings, LLC, Sr. Notes
20	9.25%, 11/15/14	20,050
205	10.50%, 11/15/16	190,650
	Toys “R” Us
185	7.375%, 10/15/18	129,038
	Yankee Acquisition Corp., Series B
245	8.50%, 2/15/15	199,063
125	9.75%, 2/15/17	100,000
		$2,579,701
Steel — 0.1%
	RathGibson, Inc.
240	11.25%, 2/15/14	$235,200
	Ryerson, Inc., Sr. Notes
15	12.00%, 11/1/15 (5)	14,250
	Ryerson, Inc., Sr. Notes, Variable Rate
10	10.614%, 11/1/14 (5)	9,050
	Steel Dynamics, Inc., Sr. Notes
110	7.375%, 11/1/12 (5)	111,650
		$370,150
Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
110	10.00%, 9/1/14 (5)	$106,975
		$106,975
Telecommunications — 0.8%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
130	10.125%, 6/15/13	$129,025
	Digicel Group, Ltd., Sr. Notes
255	9.25%, 9/1/12 (5)	254,363
175	8.875%, 1/15/15 (5)	146,563
192	9.125%, 1/15/15 (5)	158,880
	Intelsat Bermuda, Ltd.
175	9.25%, 6/15/16	177,188

	Qwest Communications International, Inc.
450	7.50%, 2/15/14	$425,250
	Qwest Corp., Sr. Notes
145	7.625%, 6/15/15	142,100
	Qwest Corp., Sr. Notes, Variable Rate
475	6.05%, 6/15/13	429,875
	Windstream Corp., Sr. Notes
105	8.125%, 8/1/13	103,688
30	8.625%, 8/1/16	29,625
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
50	11.00%, 12/1/17 (5)	30,750
		$2,027,307
Utilities — 0.6%
	AES Corp., Sr. Notes
10	8.75%, 5/15/13 (5)	$10,450
	Dynegy Holdings, Inc.
50	8.375%, 5/1/16	49,750
15	7.75%, 6/1/19	14,100
	Edison Mission Energy
15	7.50%, 6/15/13	15,450
	Energy Future Holdings, Sr. Notes
200	10.875%, 11/1/17 (5)	203,000
	NGC Corp.
205	7.625%, 10/15/26	174,763
	NRG Energy, Inc.
70	7.25%, 2/1/14	69,300
190	7.375%, 1/15/17	185,250
	NRG Energy, Inc., Sr. Notes
65	7.375%, 2/1/16	63,863
	Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	417,050
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	9,975
	Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
130	10.25%, 11/1/15 (5)	130,163
	Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
105	10.25%, 11/1/15 (5)	105,131
		$1,448,245
Total Corporate Bonds & Notes (identified cost $33,166,630)		$30,694,757

Asset Backed Securities — 1.3%

Principal
Amount
(000’s omitted)	Security	Value
$380	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate, 5.043%, 2/24/19 (5)(7)	$269,779
500	Babson Ltd. Series 2005-1A, Class C1, Variable Rate, 6.208%, 4/15/19 (5)(7)	335,559
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate, 6.308%, 1/15/19 (5)(7)	344,975
500	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate, 5.546%, 8/11/16 (5)	367,408
500	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate, 8.49%, 3/8/17 (7)	377,400
500	Centurion CDO 9 Ltd., Series 2005-9A, Class Note, 9.35%, 7/17/19	346,945
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, Variable Rate, 7.349%, 3/25/20 (5)(7)	663,196
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, Variable Rate, 5.08%, 4/25/21 (5)(7)	650,079
Total Asset Backed Securities (identified cost $4,846,710)		$3,355,341

Common Stocks — 0.1%

Shares	Security	Value
Automotive — 0.0%
10,443	Hayes Lemmerz International (6)	$29,136
		$29,136
Cable and Satellite Television — 0.0%
39	Time Warner Cable, Inc., Class A (6)	$974
		$974
Lodging and Casinos — 0.0%
289	Shreveport Gaming Holdings, Inc. (2)	$7,225
17,663	Trump Entertainment Resorts, Inc. (6)	63,587
		$70,812
Telecommunications — 0.1%
2,959	American Tower Corp., Class A (6)	$116,022
		$116,022
Total Common Stocks (identified cost $336,907)		$216,944

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
$170,000	L-3 Communications Corp., 3.0%, 8/1/35 (5)	$213,138
		$213,138
Total Convertible Bonds (identified cost $171,778)		$213,138

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
542	Chesapeake Energy Corp., 4.5%	$63,176
1,783	Crown Castle International Corp., 6.25% (PIK)	100,071
Total Convertible Preferred Stocks (identified cost $135,084)		$163,247

Preferred Stocks — 0.0%

Shares	Security	Value
35	Hayes Lemmerz International, Series A (6)(8)	$645
15	Key Plastics, LLC, Series A (2)(6)(8)	0
Total Preferred Stocks (identified cost $16,750)		$645

Miscellaneous — 0.0%

Shares	Security	Value
261,268	Adelphia Recovery Trust (6)	$16,982
270,000	Adelphia, Inc., Escrow Certificate (6)	21,263
Total Miscellaneous (identified cost $252,930)		$38,245

Closed-End Investment Companies — 2.4%

Shares	Security	Value
9,908	BlackRock Floating Rate Income Strategies Fund II	$142,180
17,436	BlackRock Floating Rate Income Strategies Fund, Inc.	250,381
8,345	BlackRock Global Floating Rate Income Trust Fund	121,086
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	15,602
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	2,730,112
296,293	ING Prime Rate Trust	1,614,797
5,140	LMP Corporate Loan Fund, Inc.	51,708
23,301	Nuveen Floating Rate Income Fund	239,534
3,401	Nuveen Floating Rate Income Opportunity Fund	34,792
11,375	Nuveen Senior Income Fund	71,549
55	PIMCO Floating Rate Income Fund	794
647	PIMCO Floating Rate Strategy Fund	8,126
117	Pioneer Floating Rate Trust	1,624
136,255	Van Kampen Senior Income Trust	803,905
Total Closed-End Investment Companies (identified cost $7,439,831)		$6,086,190

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.81% (9)	$5,083	$5,083,312
Total Short-Term Investments (identified cost $5,083,312)		$5,083,312
Total Investments — 177.8% (identified cost $513,828,232)		$457,810,989
Less Unfunded Loan Commitments — (1.4)%		$(3,587,944)
Net Investments — 176.4% (identified cost $510,240,288)		$454,223,045
Other Assets, Less Liabilities — (33.7)%		$(86,642,767)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.7)%		$(110,042,957)
Net Assets Applicable to Common Shares— 100.0%		$257,537,321

DIP	—	Debtor in Possession
PIK	—	Payment In-Kind
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound
*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)		This Senior Loan will settle after March 31, 2008, at which time the interest rate will be determined.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2008, the aggregate value of the securities is $10,158,291 or 3.9% of the Trust’s net assets.

(6)		Non-income producing security.
(7)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2008.
(8)		Restricted security.
(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended  March 31, 2008 was $250,962.

A summary of financial instruments at March 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net
			Unrealized
Settlement			Appreciation
Dates	Deliver	In Exchange For	(Depreciation)
4/30/08	British Pound Sterling 5,183,185	United States Dollar 10,387,051	$106,224
4/30/08	Euro 16,934,329	United States Dollar 26,760,473	(47,213)
			$59,011

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Lehman Brothers, Inc.	Inergy, L.P.	Sell	$1,500	2.20%	3/20/2010	$9,364
						$9,364

At March 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$509,810,328
Gross unrealized appreciation	$1,419,674
Gross unrealized depreciation	(57,006,957)
Net unrealized depreciation	$(55,587,283)

Restricted Securities

At March 31, 2008, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Value
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$645
Key Plastics, LLC, Series A	4/26/01	15	15,000	0
Total			$16,750	$645

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 15, 2008